33. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments and risk management [absract]
Schedule of classification of financial instruments at fair value

The accounting classifications of the Company’s consolidated financial instruments on December 31, 2019 and 2018 are as follows:

	Measured at fair value through profit or loss		Amortized cost (c)
	2019	2018	2019	2018
Assets
Cash and cash equivalents	5,505	307,538	1,639,920	518,649
Short-term investments	953,762	478,364	-	-
Restricted cash	444,306	822,132	-	-
Derivative assets	147,469	-	-	-
Trade receivables	-	-	1,229,530	853,328
Deposits (a)	-	-	1,126,609	885,804
Other assets	-	-	140,006	478,628

Liabilities
Loans and financing (b)	626,557	-	7,783,284	6,443,807
Suppliers	-	-	1,296,417	1,523,952
Suppliers - forfeiting	-	-	554,467	365,696
Derivatives	20,350	409,662	-	-
Leases	-	-	6,052,780	912,145
Other liabilities	-	-	164,709	147,239

(a)     Excludes judicial deposits, as described in Note 14.

(b)     The amount on December 31, 2019, classified as measured at fair value through profit or loss, is related to the derivative contracted through Exchange Senior Notes. For further information, see Note 18.1.1.

(c)     Items classified as amortized cost refer to credits, indebtedness with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 18. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities.

Schedule of derivative financial instruments

The Company’s derivative financial instruments were recorded in the following balance sheet items:

	Derivatives					Non-derivative
	Fuel	Interest rate risk	Foreign currency risk	Capped call	ESN (**)	Revenue hedge	Total
Fair value variations:
Derivative rights (obligations) on December 31, 2017	40,647	(34,457)	-	-	-	-	6,190
Net gains (losses) recognized in profit or loss (a)	(25,280)	(4,488)	9,272	-	-	-	(20,496)
Net (losses) recognized in OCI	(349,252)	(37,719)	-	-	-	-	(386,971)
Settlements payments (received) during the year	(29,383)	30,270	(9,272)	-	-	-	(8,385)
Derivative assets (liabilities) at 2018	(363,268)	(46,394)	-	-	-	-	(409,662)
Fair value variations:
Derivative rights (obligations) on December 31, 2018	(363,268)	(46,394)	-	-	-	-	(409,662)
Gains (losses) recognized in profit or loss	-	-	1,207	(23,229)	16,148	-	(5,874)
Gains (losses) recognized as exchange variation	-	-	-	13,946	(43,575)	-	(29,629)
Gains (losses) recognized in other comprehensive income (loss)	299,910	(205,383)	-	-	-	-	94,527
Settlements (payments received) During the year	43,008	251,777	2,293	153,252	(599,130)	-	(148,800)
Derivative assets (liabilities) at 2019	(20,350)	-	3,500	143,969	(626,557)	-	(499,438)

Changes in other Comprehensive income (loss)
Balances on December 31, 2017	35,505	(114,821)	-	-	-	-	(79,316)
Fair Value adjustments during the year	(275,583)	(37,719)	-	-	-	-	(313,302)
Time value of options	(73,669)	-	-	-	-	-	(73,669)
Net reversal to profit or loss	(64,955)	31,220	-	-	-	-	(33,735)
Balances on December 31, 2018	(378,702)	(121,320)	-	-	-	-	(500,022)
Fair Value adjustments during the year	299,910	(205,383)	-	-	-	-	94,527
Adjustments of hedge accounting of revenue	-	-	-	-	-	(188,267)	(188,267)
Net reversal to profit or loss	25,549	15,339	-	-	-	22,831	63,719
Balances in 2019	(53,243)	(311,364)	-	-	-	(165,436)	(530,043)

Effect on profit or loss	(25,549)	(15,339)	1,207	(9,282)	(27,427)	165,436	89,045

Classification of effects on income				2019
Net revenue				(18,806)
Aircraft fuel - operating costs				(28,892)
Leases - interest expenses				(8,662)
Unrealized losses with conversion right -ESN - interest expenses				16,148
Derivative losses - capped call - interest expenses				(23,229)
Derivative gains and losses - interest expenses				(300,414)
Foreign exchange rate change, net				452,900
Total				89,045

Schedule of reclassification to profit or loss

Cash flow hedges are scheduled for realization and, therefore, reclassification to expense according to the following periods:

	2020	2021	2022	2023	2024 onwards
Interest Derivatives	(9,924)	(19,417)	(25,304)	(25,591)	(214,437)
Revenue Derivatives	(38,504)	(37,091)	(35,888)	(35,442)	(18,511)
Fuel Derivatives	(35,513)	(17,730)	-	-	-
Expected Realization (*)	(83,941)	(74,238)	(61,192)	(61,033)	(232,948)

(*) Negative values represent losses.

Schedule of foreign currency exposure

The Company’s foreign currency exposure is summarized below:

	2019	2018
Assets
Cash, equivalents, short-term investments and restricted cash	1,035,802	963,973
Trade receivables	202,363	148,538
Recoverable taxes	5,312	-
Deposits	1,126,609	885,804
Derivative assets	147,469	-
Other assets	-	352,437
Total assets	2,517,555	2,350,752

Liabilities
Loans and financing	(7,831,116)	(5,576,835)
Leases	-	(640,660)
Foreign currency suppliers	(462,636)	(903,287)
Derivatives	(20,350)	(409,662)
Operating leases	(6,007,973)	(271,485)
Total liabilities	(14,322,075)	(7,801,929)

Exchange Exposure	(11,804,517)	(5,451,177)

Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases (*)	-	(7,135,784)
Future commitments resulting from firm aircraft orders	(29,600,647)	(63,235,639)
Total	(29,600,647)	(70,371,423)

Total foreign currency exposure - R$	(35,356,555)	(75,822,600)
Total foreign currency exposure - US$	(8,771,815)	(19,568,133)
Exchange rate (R$/US$)	4.0307	3.8748

 (*) On January 1, 2019, due to the initial adoption of IFRS 16, the obligations corresponding to the operating leases were recognized in the Company’s statements of financial position, as per Note 4.1.1, as well as the corresponding right of use associated with this obligation.

Schedule of financial liability

The maturity schedules of the Company’s financial liabilities on December 31, 2019, and 2018 are as follows:

	Carrying amount	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing current / non-current	8,409,841	1,112,414	1,724,940	7,519,263	1,890,448	12,247,065
Leases	6,052,780	1,257,430	1,018,266	5,862,268	967,404	9,105,368
Suppliers	1,296,406	1,286,264	-	10,142	-	1,296,406
Suppliers - forfeiting	554,567	554,467	-	-	-	554,467
Derivatives	20,350	9,080	-	11,270	-	20,350
On December 31, 2019		4,219,655	2,743,206	13,402,943	2,857,852	23,223,656
Loans and financing current / non-current	6,443,807	901,588	438,386	3,692,463	4,394,544	9,426,981
Leases	912,145	227,985	227,879	1,452,842	8,965	1,917,671
Suppliers	1,523,952	1,403,793	22	120,137	-	1,523,952
Suppliers - forfeiting	365,696	365,696	-	-	-	365,696
Derivatives	409,662	95,773	99,671	214,218	-	409,662
On December 31, 2018		2,994,835	765,958	5,479,660	4,403,509	13,643,962

Schedule of foreign currency risk

The table below shows the sensitivity analysis and the effect on profit or loss of exchange rate fluctuations in the exposure on December 31, 2019:

	Exchange rate	Effect on profit or loss	Derivative
Net Liabilities exposed to the risk of appreciation of the U.S. dollar	4.0307	11,804,517	21,500
Dollar Depreciation (-50%)	2.0154	(5,902,259)	(10,750)
Dollar Depreciation (-25%)	3.0230	(2,951,129)	(5,375)
Dollar Appreciation (+25%)	5.0384	2,951,129	5,375
Dollar Appreciation (+50%)	6.0461	5,902,259	10,750

Schedule of fuel risk

The probable scenarios used by the Company are the market curves at the close of December 31, 2019, for derivatives that hedge the fuel price risk, both for derivatives that protect the fuel price risk and for derivatives that protect the Libor interest rate risk. The table below shows the sensitivity analysis in U.S. dollars of the fluctuations in jet fuel barrel prices:

	Fuel
	US$/bbl (WTI)	US$/bbl (WTI)
Decline in Prices/Barrel (-50%)	28.42	(942,142)
Decline in Prices/Barrel (-25%)	42.62	(557,695)
Increase in Prices/Barrel (+25%)	71.04	345,830
Increase in Prices/Barrel (+50%)	85.25	826,924

Schedule of fluctuations in interest rates

The amounts show the impacts on profit or loss according to the scenarios presented below:

	Short-term investments net of financial indebtedness (a)
Risk	Increase in the CDI rate	Decrease in the Libor rate
Reference rates	4.40%	1.91%
Exposure amount (probable scenario) (b)	(1,183,581)	1,206,135
Remote favorable scenario (-50%)	23,412	(11,733)
Possible favorable scenario (-25%)	11,706	(5,866)
Possible adverse scenario (+25%)	(11,706)	5,866
Remote adverse scenario (+50%)	(23,412)	11,733

(a)  Total invested and raised in the financial market at the CDI rate and Libor interest rate.

(b)  Book balances recorded as of December 31, 2019.

Schedule of classifications of the valuation method

The following table shows a summary of the financial instruments measured at fair value of the Company and its subsidiaries, including their related classifications of the valuation method, on December 31, 2019 and December 31, 2018:

		2019		2018
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	5,505	5,505	-	-
Cash and cash equivalents	Level 2	-	-	307,538	307,538
Short-term investments	Level 1	953,762	953,762	21,100	21,100
Short-term investments	Level 2	-	-	457.264	457.264
Restricted cash	Level 2	444,306	444,306	822,132	822,132
Derivative assets	Level 2	147,469	147,469	-	-
Fair value adjustment of derivatives	Level 2	(626,557)	(626,557)	-	-
Derivatives liabilities	Level 2	(20,350)	(20,350)	(409,662)	(409,662)

Schedule of capital management

The table below shows the Company’s financial leverage as of December 31, 2019 and 2018:

	2019	2018

Total Loans and Financing	8,409,841	6,443,807
Total Leases to Pay	6,052,780	912,145
(-) Cash and Cash Equivalents	(1,645,425)	(826,187)
(-) Financial Investments	(953,762)	(478,364)
(-) Restricted Cash	(444,306)	(822,132)
A – Net indebtedness	11,419,128	5,229,269
B – Total Negative Shareholders’ Equity	(7,105,417)	(4,505,351)
C = (B + A) – Total Capital	4,313,711	723,918